Long-Term Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings
Long-Term Borrowings
12.	Long-Term Borrowings

The Companies have entered into borrowing agreements which are analyzed as follows:

Loan Facility	Vessel	Outstanding Loan Balance as of December 31, 2024	Unamortized Deferred Financing Fees	Outstanding Net of Loan Financing Fees	Applicable Interest Rate (SOFR(S) +Margin)
$34.7 Million Secured Term Loan Facility	Milos	32,525,000	163,529	32,361,471	S+1.75%
$31.1 Million Secured Term Loan Facility	Poliegos	29,554,500	278,190	29,276,310	S+1.60%
$113.0 Million Secured Term Loan Facility	Kimolos	29,500,000	136,181	29,363,819	S+1.90%
	Folegandros	29,500,000	136,181	29,363,819	S+1.90%
	Nissos Keros	40,800,000	188,352	40,611,648	S+1.90%
$84.0 Million Secured Term Loan facility	Nissos Sikinos	38,062,500	256,324	37,806,176	S+1.85%
	Nissos Sifnos	38,062,500	257,933	37,804,567	S+1.85%
$167.5 Million Sale and Leaseback Agreements	Nissos Rhenia	51,947,183	856,267	51,090,916	S+5.55%*
	Nissos Despotiko	52,311,372	870,786	51,440,586	S+5.55%*
$125.7 Million Secured Term Loan Facility	Nissos Donoussa	55,135,000	1,173,326	53,961,674	S+1.65%
$60.0 Million Secured Term Loan Facility	Nissos Kythnos	57,918,646	213,615	57,705,031	S+1.40%**
$73.5 Million Sale and Leaseback Agreements	Nissos Anafi	69,908,661	298,125	69,610,536	S+1.90%
$194.0 Million Sale and Leaseback Agreements	Nissos Kea	62,746,875	584,414	62,162,461	S+2.00%
	Nissos Nikouria	63,656,250	649,055	63,007,195	S+2.00%
	Total	651,628,487	6,062,278	645,566,209	S+2.41%
	Other lease liabilities			80,838
	Total			645,647,047
*

Post the transition from LIBOR to SOFR as the base rate, these financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate. Relates to the applicable margin as of December 31, 2024.

**	Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information

Transition from LIBOR to SOFR

While the Group’s loan arrangements previously used LIBOR, including during the fiscal year ended December 31, 2023, in 2023 the Company amended those loan agreements to transition from LIBOR to SOFR. As a result, from July 1, 2023, none of the Group’s financing arrangements currently utilizes LIBOR, and those that have a reference rate use SOFR, in line with current market practice.

Description of Group borrowing and other financing arrangements

$44.0 Million Secured Credit Term Loan Facility

On July 8, 2020, Omega Three Marine Corp. entered into a $44.0 million secured credit facility with ABN AMRO Bank N.V. to refinance then-existing indebtedness on the vessel Kimolos. The facility bore interest at LIBOR plus a margin of 2.50% per annum and had a final maturity date of July 9, 2026. Omega Three Marine Corp. drew down $42.2 million of this facility. The facility was repayable in 24 equal quarterly installments of $695,000, with a balloon payment of $25,488,750 due upon maturity. This facility was secured by, among other things, a first priority mortgage on Kimolos and was guaranteed by the Company. This loan was prepaid in June 2023.

$40.0 Million Secured Term Loan Facility

On July 7, 2020, Omega Four Marine Corp. entered into a $40.0 million secured term loan facility with BNP Paribas to refinance then-existing indebtedness on the vessel Folegandros. The facility bore interest at LIBOR plus a margin of 2.60% per annum and had a final maturity date of July 9, 2026. The facility was repayable in 24 equal quarterly installments of $593,250, with a balloon payment of $24,912,000 due upon maturity. This facility was secured by, among other things, a first priority mortgage on Folegandros and was guaranteed by the Company. This loan was prepaid in June 2023.

$103.2 Million Secured Term Loan Facility

On September 9, 2020, Omega Six Marine Corp. and Omega Ten Marine Corp. entered into an approximately $103.2 million secured term loan facility with KEXIM Bank (UK) Limited to finance their acquisition of Nissos Sikinos and Nissos Sifnos, which agreement was amended and restated on July 6, 2023 to amend the provisions in relation to the calculation of interest from LIBOR to the Term SOFR, subject to (i) a mandatory switch mechanism to the daily non-cumulative compounded SOFR (“Compounded SOFR”) and (ii) the borrowers’ option to switch the interest rate to Compounded SOFR. The facility was comprised of a KEXIM facility of up to $61,924,800 and a commercial facility of up to $41,283,200. Each of the two tranches of the KEXIM facility bore interest at Term SOFR (previously LIBOR) plus a margin of 1.80% per annum and a credit adjustment spread (“CAS”) of 0.26161% per annum relating to the transition from LIBOR, was repayable in 48 equal consecutive quarterly installments of $645,050, and had a final maturity date of September 11 and September 23, 2032 (each tranche respectively). Each of the two tranches of the commercial facility bore interest at Term SOFR (previously LIBOR) plus a margin of 2.20% per annum and a CAS of 0.26161% per annum relating to the transition from LIBOR, was repayable in 20 equal consecutive quarterly installments of $206,416, with a balloon payment of $16,513,280 due upon maturity, and had a final maturity date of September 11 and September 23, 2025 (each tranche respectively). This facility was secured by, among other things, a first priority mortgage on each of Nissos Sikinos and Nissos Sifnos and was guaranteed by the Company. This loan was prepaid in September 2023.

$125.7 Million Secured Term Loan Facility

On May 23, 2022, Anassa Navigation S.A. and Nellmare Marine Ltd. entered into an approximately $125.7 million secured term loan facility with the National Bank of Greece to refinance the then-existing indebtedness on the vessels Nissos Kythnos and Nissos Donoussa, which agreement was amended on June 29, 2023 to amend the provisions in relation to the calculation of interest from LIBOR to Term SOFR, subject to the borrowers’ option to switch the interest rate to the cumulative compounded SOFR. The facility has a final maturity date of May 25, 2029 and bears interest at SOFR (previously LIBOR) plus a margin of 2.50% per annum. The margin may be increased following discussions between the lender and the borrowers if it is determined that, pursuant to the sustainability certificate provided by the borrowers to the lender annually, (1) the weighted average of the efficiency ratio of all fleet vessels (using the parameters of fuel consumption, distance travelled and deadweight at maximum summer draught, reported in unit grams of CO2 per ton per mile) for that calendar year, as certified by an approved classification society, is equal to or above the target set for the relevant year and (2) the weighted average percentage of the total waste incinerated on board for all fleet vessels in that calendar year (calculated in line with Class Approved Plans & Record Books, MARPOL Annex I — “Oil Record Book” (endorsed by Flag Administration) & “Fuel Management Plan” (approved by class) and MARPOL Annex V — “Garbage Record Book” & “Garbage Management Plan” (approved by class)) is equal to or above the target set for the relevant year. The amount of any increase in the margin will be based on discussions between the lender and the borrowers. Other than as set out above, there will be no other assessment of the information contained in any sustainability certificate and the sustainability certificates themselves will not be made publicly available unless the Company deemed them to be material. Each of the two tranches of the facility is repayable in 28 quarterly installments, the first 8 of which are $750,000 and the next 20 of which are $850,000, with a balloon payment of $39,835,000 due upon maturity. This facility is secured by, among other things, a first priority mortgage on the Nissos Donoussa and is guaranteed by the Company. The tranche relating to the Nissos Kythnos was repaid by Anassa Navigation S.A. on May 24, 2024.

On May 21, 2024, Nellmare Marine Ltd. entered into a supplemental agreement to the existing senior secured credit facility financing the VLCC vessel Nissos Donoussa. The supplemental agreement provides for a reduction of the margin to 165 basis points over the applicable Term SOFR, through the duration of the facility.

$58.2 Million Secured Term Loan Facility

On January 24, 2019, Arethusa Shipping Corp. entered into an approximately $58.2 million secured term loan facility with BNP Paribas to finance the acquisition of Nissos Keros. The facility bore interest at LIBOR plus a margin of 2.25% per annum and had a final maturity date of October 16, 2025. The facility was repayable in 24 equal quarterly installments of $808,000, with a balloon payment of $38,783,000 due upon maturity. This facility was secured by, among other things, a first priority mortgage on Nissos Keros and was guaranteed by the Company. This loan was prepaid in June 2023.

$58.0 Million Secured Term Loan Facility

On February 27, 2019, Moonsprite Shipping Corp. entered into a $58.0 million secured term loan facility with Crédit Agricole Corporate and Investment Bank (“CACIB”) and the Export-Import Bank of Korea (“KEXIM”) to finance the acquisition of Nissos Anafi, which agreement was amended and restated on November 11, 2020 in order to include a hedging mechanism and further amended and restated again on June 16, 2023 to amend the provisions in relation to the calculation of interest from LIBOR to Term SOFR. The facility consisted of a commercial facility by CACIB in the amount of $38 million and a KEXIM facility loan in the amount of $20 million. The commercial facility bore interest at Term SOFR (previously LIBOR) plus a margin of 2.25% per annum and the applicable CAS relating to the transition from LIBOR depending on the applicable interest period (namely, 0.26161% per annum for interest periods exceeding month and up to three months, 0.42826% per annum for interest periods exceeding three months and up to six months, or 0.71513% per annum for interest periods exceeding six months and up to twelve months), was repayable in 32 equal quarterly installments of $275,000, with a balloon payment of $29,200,000 due upon maturity and had a final maturity date of January 3, 2028. The KEXIM facility loan bore interest at Term SOFR (previously LIBOR) plus a margin of 1.80% per annum and a CAS of 0.26161% per annum relating to the transition from LIBOR, was repayable in 32 equal quarterly installments of $625,000 and had a final maturity date of January 3, 2028. The facility was secured by, among other things, a first priority mortgage on Nissos Anafi and was guaranteed by the Company. In December 2020, through an assignment agreement, CACIB transferred to Siemens Financial Services, Inc. 50% of its outstanding loan balance, i.e., $18,587,500. This loan was prepaid in February 2024.

$113.0 Million Secured Term Loan Facility

On June 27, 2023, Omega Three Marine Corp., Omega Four Marine Corp. and Arethusa Shipping Corp. entered into a $113.0 million senior secured credit facility with ABN AMRO Bank N.V. to refinance then-existing indebtedness on the vessels Kimolos, Folegandros and Nissos Keros. The facility bears interest at Term SOFR, subject to a mandatory switch mechanism to Compounded SOFR, plus a margin of 1.90% per annum and has a final maturity date of June 30, 2028. The facility is repayable in 20 equal consecutive quarterly installments of $2,200,000, with a balloon payment of $69,000,000 due upon maturity. This facility is secured by, among other things, a first priority mortgage on each of Kimolos, Folegandros and Nissos Keros and is guaranteed by the Company.

$84.0 Million Secured Term Loan Facility

On September 8, 2023, Omega Six Marine Corp. and Omega Ten Marine Corp. entered into an $84.0 million senior secured credit facility with CACIB to refinance the then-existing indebtedness on the vessels Nissos Sikinos and Nissos Sifnos. The facility bears interest at Term SOFR, plus a margin of 1.85% per annum, and has a final maturity date in September 2029. Each of the two tranches is repayable in 24 equal consecutive quarterly installments of $787,500, with a balloon payment of $23,100,000 due upon maturity. This facility is secured by, among other things, a first priority mortgage on each of Nissos Sikinos and Nissos Sifnos and is guaranteed by the Company.

$34.7 Million Secured Term Loan Facility

On January 31, 2024, Omega One Marine Corp. entered into an $34.7 million senior secured term loan facility with Kexim Asia Limited and Kexim Bank (UK) Limited to refinance the then-existing indebtedness on the vessel Milos. The facility bears interest at the applicable Term SOFR, plus a margin of 1.75% per annum, and has a final maturity date in February 2030. The facility is repayable in 24 equal consecutive quarterly installments of $725,000, with a balloon payment of $17,300,000 due upon maturity. This facility is secured by, among other things, a first priority mortgage on Milos and is guaranteed by the Company.

$56.0 Million Sale and Leaseback Agreement — Milos

On January 29, 2019, Omega One Marine Corp. entered into a $49.0 million sale and leaseback agreement with Ocean Yield with respect to the vessel Milos, which included a $7.0 million non-cash element. The charter period was 156 months from delivery and the charter hire was paid monthly, in advance, in a cash amount equal to $12,825 per day plus a non-cash amount of $1,475 per day (which is set off against the $7.0 million prepaid hire that Omega One Marine Corp. made). On April 27, 2023, an addendum to the bareboat charter to amend the provisions of the bareboat charter was entered into in relation to the calculation of charter hire from LIBOR to Term SOFR. The charter hire was subject to an adjustment based on Term SOFR (previously LIBOR) and a CAS of 0.26161% per annum. The charter was guaranteed by the Company, and the charterer permitted a mortgage to be filed regarding the finance lease, as well as entered into assignment of earnings, assignment of insurances, charter guarantee, pledge of account and a manager’s undertaking. Omega One Marine Corp. had the option to repurchase the vessel at the end of years 5, 7, 10, and 12, at purchase option prices that range from $34.7 million to $11.5 million at the end of year 12. The vessel was delivered in February 2019. Omega One Marine Corp. repurchased the Milos in February 2024, and therefore this sale and leaseback arrangement is no longer in effect.

$54.0 Million Sale and Leaseback Agreement — Poliegos

On June 8, 2017, Omega Two Marine Corp. entered into a $47.2 million sale and leaseback agreement with Ocean Yield with respect to the vessel Poliegos, which included a $6.8 million non-cash element. The charter period was 168 months from the delivery date and the charter hire was paid monthly, in advance, in a cash amount equal to $11,550 per day plus a non-cash amount of $1,368.93 per day (which is set off against the $7.0 million prepaid hire that Omega Two Marine Corp. made). On April 27, 2023, the charterer entered into an addendum to the bareboat charter to amend the provisions of the bareboat charter in relation to the calculation of charter hire from LIBOR to Term SOFR. The charter hire was subject to an adjustment based on Term SOFR (previously LIBOR) and a CAS of 0.26161% per annum, relating to the transition from LIBOR. The charter was guaranteed by the Company, and Omega Two Marine Corp. permitted a mortgage to be filed regarding the finance lease, as well as entered into assignment of earnings, assignment of insurances, charter guarantee, pledge of account and a manager’s undertaking. Omega Two Marine Corp. also had the option to repurchase the vessel at the end of years 7, 10, and 12, and at purchase option prices that range from $31.1 million to $17.2 million at the end of year 12. The vessel was delivered in June 2017. Omega Two Marine Corp. repurchased the Poliegos in July 2024, and therefore this sale and leaseback arrangement is no longer in effect.

$31.1 Million Secured Term Loan Facility

On June 20, 2024, Omega Two Marine Corp. entered into a new $31.11 million senior secured credit facility to finance the option to purchase back the Suezmax vessel Poliegos from its sale and leaseback financier, Ocean Yield (the “Poliegos New Facility”). The Poliegos New Facility is provided by Bank SinoPac Co., Ltd, and the transaction closed on July 1, 2024. The Poliegos New Facility contains an interest rate of Term SOFR plus 160 basis points, matures in six years, and will be repaid in quarterly instalments of approximately $0.78 million each, together with a balloon instalment of approximately $12.44 million payable at maturity. The Poliegos New Facility is secured by, among other things, security (mortgage) over the Poliegos, and is guaranteed by the Company.

$167.5 Million Sale and Leaseback Agreements — Nissos Rhenia and Nissos Despotiko

On February 10, 2018, Omega Five Marine Corp. and Omega Seven Marine Corp. entered into approximate $150.52 million sale and leaseback agreements with Ocean Yield with respect to the vessels Nissos Rhenia and Nissos Despotiko.

The charter period for each of the Nissos Rhenia and Nissos Despotiko is 180 months from respective delivery and the charter hire for the each such ship is paid monthly, in advance, in a cash amount equal to $18,600 per day per ship for the first five years from the delivery date and $18,350 per day per ship from year six until the end of the charter period, subsequently amended to $18,600 per day per ship for the first two years, $25,200 per day for Nissos Rhenia and $23,336 for Nissos Despotiko for years three and four and $17,200 per day per ship for year five until the end of the charter, plus a non-cash amount of $1,734 per day per ship (which is set off against the $9.5 million prepaid hire that Omega Five Marine Corp. and Omega Seven Marine Corp. made for each ship, respectively). On April 27, 2023, Omega Five Marine Corp. and Omega Seven Marine Corp. entered into an addendum to each bareboat charter to amend the provisions of such bareboat charters in relation to the calculation of charter hire from LIBOR to Term SOFR. The charter hire is subject to an adjustment based on Term SOFR (previously LIBOR) and a CAS of 0.26161% per annum (for three-month periods) or 0.71513% per annum (for twelve-month periods), as applicable, relating to the transition from LIBOR. Each charter is guaranteed by us, and Omega Five Marine Corp. and Omega Seven Marine Corp. permitted a mortgage to be filed regarding the finance lease. Ocean Yield has registered mortgages on both vessels, with amounts not exceeding the lease outstanding amounts. Additionally, the Company, Omega Five Marine Corp. and Omega Seven Marine Corp., as applicable, have entered into assignment of insurances, assignment of management agreement, charter guarantee, pledge of account, pledge of shares of the bareboat charterer, a manager’s undertaking and a time charter general assignment. Omega Five Marine Corp. and Omega Seven Marine Corp. also have the option to repurchase each or both vessels at the end of years 7, 10, 12 and 14, in varying amounts per ship from $49.8 million to $14.2 million. The Nissos Rhenia was delivered in May 2019 and the Nissos Despotiko was delivered in June 2019.

$194.0 Million Sale and Leaseback Agreements — Nissos Kea and Nissos Nikouria

On March 21, 2022, Ark Marine S.A. and Theta Navigation Ltd entered into an approximate $145.5 million sale and leaseback agreements with CMB Financial Leasing Co., Ltd. (“CMBFL”), with respect to the vessels Nissos Kea and Nissos Nikouria. On June 29, 2023 and on January 26, 2024, respectively, Ark Marine S.A. and Theta Navigation Ltd entered into amendment and restatement agreements of each bareboat charter to amend certain provisions of the bareboat charters. The charter period for each of the vessels is 84 months from December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria) and charter hire is payable quarterly as follows: (a) from the delivery date of each vessel and up to and including December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to the Nissos Nikouria), a fixed amount equal to $909,375 plus a variable amount by priced at 260 basis points (being 2.45% as margin and 0.15% as CAS) over the applicable three-month Term SOFR, and (b) following December 31, 2023, with respect to Nissos Kea, and March 3, 2024, with respect to the Nissos Nikouria, a fixed amount equal to $909,375 plus a variable amount priced at 200 basis points over the applicable three-month Term SOFR. The first part of the sale and leaseback relating to the delivery of Nissos Kea was drawn on March 31, 2022 and matures on the date falling 84 months from December 31, 2023 and the second part of the sale and leaseback relating to the delivery of Nissos Nikouria was drawn on June 3, 2022 and matures on the date falling 84 months from March 3, 2024. According to each bareboat charter, the Company has a purchase option that it can exercise annually as from December 31, 2024 (with respect to Nissos Kea) and March 3, 2025 (with respect to Nissos Nikouria). If the purchase option date falls after the first but prior to the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel is an amount equal to the opening capital balance i.e., $72,750,000 amount drawn per vessel (75% of the purchase price) minus charter hire paid (the “owner’s costs”), plus (a) accrued but unpaid charter hire, (b) break funding costs including any swap costs, (c) legal and other documented costs of the owner to sell the relevant vessel, and any other additional amounts due under the sale and leaseback documentation. If the purchase option date falls on the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel is an amount equal to $40,921,875 (the “amended owner’s costs”), plus (a) accrued but unpaid charter hire, (b) and other documented costs of the owner to sell the relevant vessel, and (c) any other additional amounts due under the sale and leaseback documentation. Each charter is guaranteed by the Company, Ark Marine S.A. and Theta Navigation Ltd, as applicable, permitted a mortgage to be filed regarding the finance lease as well as entered into an account charge, general assignment, pledge of shares of the bareboat charterer, a builder’s warranties assignment, and a manager’s undertaking.

$73.5 Million Sale and Leaseback Agreement — Nissos Anafi

On January 29, 2024, Moonsprite Shipping Corp. entered into an approximately $73.5 million sale and leaseback agreements with CMBFL, with respect to the vessel Nissos Anafi. The charter period is 84 months from the vessel’s delivery date and charter hire is payable quarterly in a fixed amount equal to approximately $1.2 million plus a variable amount priced at 190 basis points over the applicable three-month Term SOFR. Moonsprite Shipping Corp. has the option to repurchase the vessel, such option being exercisable quarterly following the one-year anniversary of the vessel’s delivery. If the purchase option date falls prior to the seventh anniversary of the date of the vessel’s delivery, the purchase option price is an amount equal to the opening capital balance (i.e. $73,450,000 (being 65% of the purchase price) minus the fixed amount of charter hire paid on the purchase date (the “owners’ costs”), plus (a) accrued but unpaid charter hire, (b) legal and other documented costs of the owner to sell the vessel, (c) any break-funding costs, and (d) any other additional amounts due under the sale and leaseback documentation. The charter is guaranteed by the Company, and Moonsprite Shipping Corp. has permitted a mortgage to be filed regarding the finance lease and Moonsprite Shipping Corp. has also entered into an account charge and the Company has pledged of the shares of the bareboat charterer.

$11.0 Million Scrubber Financing

On June 25, 2019, the Company entered into an $11.0 million facility agreement with BNP Paribas, with Therassia Marine Corp., Ios Maritime Corp., Omega Three Marine Corp. and Omega Four Marine Corp., acting as guarantors, in order to finance the installation of scrubbers on six vessels in the Group’s fleet, namely, Nissos Therassia, Nissos Schinoussa, Kimolos, Folegandros, Milos and Poliegos. In July 2020, the second priority mortgage over Kimolos and all the other additional second priority securities were released upon full repayment of the Kimolos tranche. In June 2021, the Nissos Therassia and Nissos Schinoussa were sold and the second priority mortgages and all the other additional second priority securities over these vessels were released upon full prepayment of their respective loan tranches. The facility bore interest at LIBOR plus a margin of 2.0% per annum and had a final maturity date of December 30, 2024. Each of the six tranches of the facility was for an amount of $1,833,333 and was repayable in 15 equal quarterly installments of $114,583 and a final quarterly payment of $114,588, in each case commencing 12 months after the date the relevant tranche is utilized. The facility was secured by, among other things, a second priority mortgage over Folegandros, a second priority security over the ship’s earnings, a first priority security over an earnings account and a second priority manager’s undertaking. This loan was prepaid in June 2023.

$35.1 Million Unsecured Sponsor Loan

On April 18, 2022, the Company (on behalf of two of the Company’s subsidiaries, Ark Marine S.A. and Theta Navigation Ltd), entered into an unsecured loan facility with Okeanis Marine Holdings S.A., an entity controlled by Mr. Ioannis Alafouzos (on behalf of its subsidiaries Felton Enterprises S.A. and Sandre Enterprises S.A.), relating to the acquisition of the vessels Nissos Kea and Nissos Nikouria. Under the agreement, the loaned amount of approximately $17.6 million for each vessel bears a fixed interest cost of 3.5% per annum and was repayable at the Company’s sole discretion without penalty, up to the maturity date of two years from the relevant vessel’s delivery. The Company repaid this facility in March and May 2024.

$60.0 Million Secured Term Loan Facility

On May 21, 2024, Anassa Navigation S.A. entered into a new $60.0 million senior secured credit facility for the VLCC vessel Nissos Kythnos with Danish Ship Finance A/S to refinance the Group’s existing facility and for general corporate purposes. The Nissos Kythnos New Facility is priced at 140 basis points over the applicable Term SOFR, until December 2026. Thereafter, a new applicable margin will be mutually agreed between the parties, for the remaining duration of the facility, which matures in six years. If the parties do not agree to a new applicable margin, Anassa Navigation S.A. will have the ability to prepay the facility at no additional cost. The facility will be repaid in quarterly instalments of approximately $1.041 million each, together with a balloon installment of approximately $35.024 million payable at maturity, is secured by, among other things, security (mortgage) over the Nissos Kythnos, and is guaranteed by the Company. The facility also includes a sustainability linked margin adjustment provision, starting in 2025, whereby the applicable margin may decrease or increase by 5 basis points per year, subject to the Group meeting certain sustainability linked targets.

According to IFRS 9 “Financial Instruments”, the CMBFL lease amendment for vessel Nissos Kea and vessel Nissos Nikouria, as well as the National Bank of Greece supplemental agreement for vessel Nissos Donoussa, were assessed as modifications of existing financial liabilities. The carrying amount of the modified financial liabilities before the modification was $191.3 million. The remeasurement of the financial liabilities resulted in a modification gain of $1.8 million, which has been recognized as Gain from modification of loans in the statement of profit or loss and other comprehensive income.

The modification gain was calculated based on the present value of the revised future cash flows discounted at the original effective interest rate (EIR).

OET is the corporate guarantor for all bank loans as at December 31, 2024.

Lease liabilities connected to Right-of-Use assets

OET Chartering Inc. leases office space in Piraeus from SINGLE MEMBER ANONYMOS TECHNIKI ETAIRIA ERGON, an entity owned by Themistoklis Alafouzos. On August 1, 2018, OET Chartering Inc. entered into a lease agreement for 165.28 square meters of office space for our operations with SINGLE MEMBER ANONYMOS TECHNIKI ETAIRIA ERGON at a monthly rate of Euro 890. The lease initially was to expire on July 31, 2024 and on July 1, 2024 OET Chartering Inc. entered into an amendment to such lease to extend the term until July 31, 2028.

The Group has recognized the following lease liabilities with respect to the Right-of-Use assets:

As of December 31,	2024	2023
Office space	80,838	14,518
Cars	—	19,220
Total	80,838	33,738

The maturities of lease liabilities are the following:

For the year ended December 31,	2024	2023
No later than one year	24,965	34,506
Later than one year and not later than five years	66,573	—
Total undiscounted cash flows	91,538	34,506
Less: Imputed interest	(10,700)	(768)
Carrying value of operating lease liabilities	80,838	33,738

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term borrowings,	Current portion of
As of December 31, 2023	net of current portion	long-term borrowings	Total
Outstanding loan balance	619,582,782	78,903,582	698,486,364
Financing fees	(4,282,657)	(954,759)	(5,237,416)
Total	615,300,125	77,948,823	693,248,948

	Long-term borrowings,	Current portion of
As of December 31, 2024	net of current portion	long-term borrowings	Total
Outstanding loan balance	603,686,403	47,942,084	651,628,487
Financing fees	(4,789,810)	(1,272,468)	(6,062,278)
Total	598,896,593	46,669,616	645,566,209

The borrowings are repayable as follows:

As of December 31,	2024	2023
No later than one year	47,942,084	78,903,582
Later than one year and not later than five years	335,178,782	278,087,160
Thereafter	268,507,621	341,495,622
Total	651,628,487	698,486,364
Less: Amounts due for settlement within 12 months	(47,942,084)	(78,903,582)
Long-term borrowings, net of current portion	603,686,403	619,582,782

Cash flow reconciliation of liabilities arising from financing activities

A reconciliation of the Group’s financing activities for the years ended December 31, 2024, 2023 and 2022 are presented in the tables below:

Long-term borrowings – January 1, 2022	576,996,269
Cash flows – drawdowns	306,298,000
Cash flows – repayments	(144,294,604)
Loan financing fees	(1,732,860)
Other lease liabilities	75,759
Non-cash flows – amortisation of loan financing fees	1,693,117
Long-term borrowings – December 31, 2022	739,035,681
Cash flows – drawdowns	197,000,000
Cash flows – repayments	(243,355,165)
Loan financing fees	(1,350,000)
Other lease liabilities	(42,021)
Non-cash flows – amortisation of loan financing fees	1,994,191
Long-term borrowings – December 31, 2023	693,282,686
Cash flows – drawdowns	199,260,000
Cash flows – repayments	(246,117,877)
Loan financing fees	(1,259,319)
Other lease liabilities	47,100
Non-cash flows – amortisation of loan financing fees and modification gain	2,263,416
Non-cash flows – gain from modification of loans	(1,828,959)
Long-term borrowings – December 31, 2024	645,647,047

All borrowings are secured by first preferred mortgages of the Companies’ vessels and assignment of earnings and insurances.

The borrowing agreements include several covenants, including restrictions as to changes in management and ownership of the vessels, payment of dividends in the event of default, further incurring indebtedness, mortgaging of vessels without the bank’s prior consent and several financial covenants including:

●	minimum corporate liquidity, being the higher of $10,000,000 and $750,000 per vessel, in the form of free and unencumbered cash and cash equivalents;
●	a consolidated net worth of more than $100,000,000;
●	a leverage ratio of total liabilities to the carrying value of total assets (adjusted for the vessel’s fair market value) of no more than 75%;and
●	the listed status of our common shares on an exchange operated by the Oslo Børs, the NYSE or on such other acceptable stock exchange.

A number of the Group’s financing agreements require that we maintain a minimum fair value of the collateral for each credit facility, so that the aggregate fair value of the vessels collateralizing the credit facility is at least between 125% and 170% — depending on the credit facility — of the aggregate principal amount outstanding under such credit facility. Alternatively, if the relevant borrower does not meet these thresholds, the relevant borrower must prepay a portion of the loan or provide additional security to eliminate the shortfall.

A number of the financing agreements limit the Company’s ability to declare, make or pay any dividends or other distributions (whether in cash or in kind) or repay or distribute any dividend or share premium reserve following the occurrence of an event of default under the relevant financing agreement or if such action would result in the occurrence of an event of default under the relevant financing agreement.

A number of the Group’s financing agreements require that the Alafouzos family maintain a minimum 35% ownership interest in us, and some of the Group’s financing agreements provide that a breach of the financing will occur if Mr. Ioannis Alafouzos and Mr. Themistoklis Alafouzos cease to control the Company and, in one instance, if Mr. Ioannis Alafouzos ceases to be the Company’s chairman. In addition, one agreement provides that the acquisition by a person or group of persons acting in concert (directly or indirectly) of more than 35% of the ultimate legal or beneficial ownership of the Company is a breach of that agreement, and certain of the Group’s guarantees on the Group’s sale and leaseback agreements provide that the Company may not permit certain changes in corporate or ownership structure or permit a new party or parties acting in concert to become owners of, or control, more than 51% of the Company’s shares and/or voting rights.

As at December 31, 2024 and 2023, the Group was in compliance with its covenants.